UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (858) 259-3440

Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             New York, New York           August 11, 2004
------------------------         ---------------------          ----------------
     [Signature]                      [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    83

Form 13F Information Table Value Total:   352,162
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.        28-10801                   JLF Offshore Fund, Ltd.
    -----------------------        --------------------------

                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                            June 30, 2004
                                                                                                    INV
     NAME OF ISSUER          CLASS       CUSIP      VALUE    SHRS     SH  PRN  PUT  CALL  DISCRET  MANAGERS  SOLE     SHARED  NONE
                                                             PRIN
                                                             AMT
AFC Enterprises               COM      00104Q107       3662   170318  SH                  SOLE                170318       0     0
Abercrombie & Fitch Co.      CL A      002896207       2054    53000  SH                  SOLE                 53000       0     0
Advanced Power
  Technology Inc              COM      00761E108        140    11300  SH                  SOLE                 11300       0     0
Ambac Fin Group Inc           COM      023139108       2570    35000  SH                  SOLE                 35000       0     0
Ann Taylor Stores Corp.       COM      036115103       2029    70000  SH                  SOLE                 70000       0     0
Arkansas Best Corp            COM      040790107       1514    46000  SH                  SOLE                 46000       0     0
Bluegreen Corp                COM      096231105      19638  1423050  SH                  SOLE               1423050       0     0
Briggs & Stratton Corp        COM      109043109        309     3500  SH                  SOLE                  3500       0     0
Brunswick Corp                COM      117043109       4080   100000  SH                  SOLE                100000       0     0
CMET Finance Holdings,
  Inc                         COM      189758105       2300    23000  SH                  SOLE                 23000       0     0
CSK Auto Corp                 COM      125965103       1908   111300  SH                  SOLE                111300       0     0
California Pizza Kitchen
  Inc.                        COM      13054D109       5799   302668  SH                  SOLE                302668       0     0
Cascade Corp                  COM      147195101       1191    38100  SH                  SOLE                 38100       0     0
Casual Male Retail Group
  Inc.                        COM      148711104         73    10000  SH                  SOLE                 10000       0     0
Celadon Group, Inc.           COM      150838100       2801   159150  SH                  SOLE                159150       0     0
Claire's Stores Inc.          COM      179584107       4015   185000  SH                  SOLE                185000       0     0
Continental Air Inc.         CL B      210795308       2558   225000  SH                  SOLE                225000       0     0
Dow Chem Co                   COM      260543103        204     5000  SH                  SOLE                  5000       0     0
EVCI Career Colleges,
  Inc.                        COM      26926P100        963    91500  SH                  SOLE                 91500       0     0
Ennis Business Forms Inc      COM      293389102       4395   225400  SH                  SOLE                225400       0     0
Lauder Estee Co Inc.         CL A      518439104       7658   157000  SH                  SOLE                157000       0     0
Foot Locker Inc               COM      344849104       3101   127400  SH                  SOLE                127400       0     0
Four Seasons Hotel Inc    LTD VTG SHS  35100E104       4311    71600  SH                  SOLE                 71600       0     0
General Elec Co.              COM      369604103       2624    81000  SH                  SOLE                 81000       0     0
Genesco Inc                   COM      371532102       3791   160442  SH                  SOLE                160442       0     0
Goldman Sachs Group Inc.      COM      38141G104       3578    38000  SH                  SOLE                 38000       0     0
Guess Inc.                    COM      401617105       1127    70000  SH                  SOLE                 70000       0     0
Guitar Ctr. Mgmt. Inc.        COM      402040109       2895    65100  SH                  SOLE                 65100       0     0
Hartford Fin Srvcs Group      COM      416515104       2543    37000  SH                  SOLE                 37000       0     0
Haverty Furniture Inc         COM      419596101        507    29000  SH                  SOLE                 29000       0     0
Helen of Troy Corp. Ltd.      COM      G4388N106       1923    52147  SH                  SOLE                 52147       0     0
Hibbett Sporting Goods
  Inc.                        COM      428565105         28     1030  SH                  SOLE                  1030       0     0
Hughes Supply Inc             COM      444482103        619    10500  SH                  SOLE                 10500       0     0
Infocrossing Inc              COM      45664X109      10834   802527  SH                  SOLE                802527       0     0
Ingersol Rand Company
  Ltd                        CL A      G4776G101        342     5000  SH                  SOLE                  5000       0     0
J.Jill Group Inc.             COM      466189107       6194   262549  SH                  SOLE                262549       0     0
JAKKS Pac Inc.                COM      47012E106      15373   739466  SH                  SOLE                739466       0     0
JP Morgan Chase & Co          COM      46625H100       9809   253000  SH                  SOLE                253000       0     0
Jack in the Box Inc           COM      466367109       1408    47400  SH                  SOLE                 47400       0     0
Jackson Hewitt Tax
  Service Inc                 COM      468202106       3560   203400  SH                  SOLE                203400       0     0
Jones Apparel Group Inc.      COM      480074103       1026    26000  SH                  SOLE                 26000       0     0
Jos A Bank Cothiers Inc       COM      480838101      16666   530925  SH                  SOLE                530925       0     0
Kellwood Co                   COM      488044108       2931    67300  SH                  SOLE                 67300       0     0
Landrys Restaurants Inc       COM      51508L103       3100   103700  SH                  SOLE                103700       0     0
Lehman Brothers Hldgs
  Inc                         COM      524908100       3236    43000  SH                  SOLE                 43000       0     0
Levitt Corp                  CL A      52742P108       2584   100300  SH                  SOLE                100300       0     0
Liz Claiborne Inc.            COM      539320101        216     6000  SH                  SOLE                  6000       0     0
Lyondell Chemical
  Company                     COM      552078107         87     5000  SH                  SOLE                  5000       0     0
Measurements Specialties
  Inc                         COM      583421102        361    16700  SH                  SOLE                 16700       0     0
Medical Properties Inc -
  144a                        COM      58463J106       2380   238000  SH                  SOLE                238000       0     0
Mega Bloks Inc                COM      58515N105        275    16700  SH                  SOLE                 16700       0     0
Mine Safety Appliances
  Co                          COM      602720104      11862   352000  SH                  SOLE                352000       0     0
National RV Hldgs Inc         COM      637277104       6325   428800  SH                  SOLE                428800       0     0
Nautilus Group Inc            COM      63910B102      17684   906400  SH                  SOLE                906400       0     0
NetManage Inc.                COM      641144308       1224   156740  SH                  SOLE                156740       0     0
Network Equip
  Technologies                COM      641208103       5393   660900  SH                  SOLE                660900       0     0
Newtek Business Srvcs
  Inc                         COM      652526104       5339  1420000  SH                  SOLE               1420000       0     0
North Fork
  Bancorporation NY           COM      659424105       1750    46000  SH                  SOLE                 46000       0     0
Phillips Van Heusen
  Corp.                       COM      718592108         48     2500  SH                  SOLE                  2500       0     0
PhotoMedex Inc                COM      719358103       6374  1858452  SH                  SOLE               1858452       0     0
Polo Ralph Lauren Corp       CL A      731572103       6012   174500  SH                  SOLE                174500       0     0
Psychemedics Corp             COM      744375205       3037   289200  SH                  SOLE                289200       0     0
Qualcomm Inc                  COM      747525103       2554    35000  SH                  SOLE                 35000       0     0
Safeway Inc.                  COM      786514208      12437   490800  SH                  SOLE                490800       0     0
Shanda Interactive Entmt
  Ltd                      SPON ADR    81941Q203      12645   820046  SH                  SOLE                820046       0     0
Sharper Image Corp            COM      820013100       1761    56100  SH                  SOLE                 56100       0     0
Starbucks Corp.               COM      855244109          9      200  SH                  SOLE                   200       0     0
Starwood Hotels &
  Resorts Wrld                COM      85590A203       7974   177800  SH                  SOLE                177800       0     0
Stein Mart Inc.               COM      858375108       5513   339045  SH                  SOLE                339045       0     0
Steinway Musical Instr
  Inc                         COM      858495104      15257   434800  SH                  SOLE                434800       0     0
Sunterra Corp                 COM      86787D208       5331   423099  SH                  SOLE                423099       0     0
TJX Co Inc.                   COM      872540109       2028    84000  SH                  SOLE                 84000       0     0
Tecnomatix Technologies
  Ltd                         COM      M8743P105       4496   341934  SH                  SOLE                341934       0     0
Brink's Company               COM      109696104       2055    60000  SH                  SOLE                 60000       0     0
First Marblehead Corp         COM      320771108       3040    75500  SH                  SOLE                 75500       0     0
Toys R Us Inc                 COM      892335100       4094   257000  SH                  SOLE                257000       0     0
Toys R Us Inc                 COM      892335100       6882   432000  SH            CALL  SOLE                432000       0     0
Trans World Entmt Corp        COM      89336Q100       4372   436360  SH                  SOLE                436360       0     0
TurboChef Technologies
  Inc                         COM      900006107      11253  2291818  SH                  SOLE               2291818       0     0
United States Cellular        COM      911684108       2876    74600  SH                  SOLE                 74600       0     0
USI Holdings Corp             COM      90333H101        387    24500  SH                  SOLE                 24500       0     0
Urban Outfitters Inc.         COM      917047102        213     3500  SH                  SOLE                  3500       0     0
Wilsons The Leather
  Experts Inc.                COM      972463103       4649  1195183  SH                  SOLE               1195183       0     0



02717.0005 #504553